Income Taxes (FY)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes
13. Income Taxes
Prior to the Yumanity Reorganization, Holdings was treated as a partnership for federal income tax purposes and, therefore, its owners, and not Holdings, were subject to U.S. federal or state income taxation on the income of Holdings. Holdings’ directly held subsidiary Yumanity Therapeutics, Inc. was treated as a corporation for U.S. federal income tax purposes and was subject to taxation in the United States. Subsequent to the Yumanity Reorganization, the Company is a corporation and is subject to taxation in the United States. In each reporting period, the Company’s tax provision includes the effects of consolidating the results of the operations of its subsidiary.
During the years ended December 31, 2021 and 2020, the Company recorded no income tax benefits for the net operating losses incurred or for the research and development tax credits generated in each year due to its uncertainty of realizing a benefit from those items. The Company has established a foreign subsidiary in Australia in 2021 and is not subject to foreign taxes in the current year due to a loss generated in the current year.
A reconciliation of income tax expense at the statutory federal income tax rate and income taxes as reflected in the financial statements is as follows:
	Year Ended December 31,
	2021	2020
Federal statutory income tax rate	(21.0)%	(21.0)%
State taxes, net of federal benefit	(10.0)	(1.6)
Federal and state research and development tax credits	(4.1)	(2.5)
In-process research and development(1)	—	10.4
Other	(1.8)	1.2
Change in deferred tax asset valuation allowance	36.9	13.5
Effective income tax rate	0.0%	0.0%

(1)	Represents the tax effect on the in-process research and development expense recorded on the acquisition of PTI
Net deferred tax assets consisted of the following (in thousands):
	December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$134,395	$122,460
Research and development tax credit carryforwards	20,246	18,654
Property and equipment	242	184
Accrued expenses	521	539
Capitalized intellectual property costs	102	89
Stock/equity-based compensation expense	1,712	1,084
Operating lease liabilities	4,534	4,670
Other	290	0
Total deferred tax assets	162,042	147,680
Deferred tax liabilities:
Operating lease right-of-use assets	(5,806)	(5,836)
Other	—	(172)
Total deferred tax liabilities	(5,806)	(6,008)
Valuation allowance	(156,236)	(141,672)
Net deferred tax assets	$—	$—
As of December 31, 2021, the Company had U.S. federal and state net operating loss carryforwards of $486.6 million and $497.2 million, respectively, which may be available to offset future taxable income. Federal and state net operating loss carryforwards of $228.1 million and $497.2 million, respectively, begin to expire in 2026 and 2030, respectively. Federal net operating loss carryforwards of $258.5 million do not expire but may be limited in their usage to an annual deduction equal to 80% of annual taxable income. As of December 31, 2021, the Company had $0.1 million of foreign net operating loss carryforwards that do not expire. As of December 31, 2021, the Company also had U.S. federal, state, and foreign research and development tax credit carryforwards of $15.4 million, $6.2 million, and $0.1 million, respectively, which may be available to offset future tax liabilities and begin to expire in 2027 for domestic credits, and foreign credits do not expire.
Utilization of the U.S. federal and state net operating loss carryforwards and research and development tax credit carryforwards may be subject to a substantial annual limitation under Sections 382 and 383 of the Internal Revenue Code of 1986, and corresponding provisions of state law, due to ownership changes that have occurred previously or that could occur in the future, including those tax attributes acquired from PTI via the Merger. These ownership changes may limit the amount of carryforwards that can be utilized annually to offset future taxable income or tax liabilities. In general, an ownership change, as defined by Section 382, results from transactions increasing the ownership of certain stockholders or public groups in the stock of a corporation by more than 50% over a three-year period. The Company has not conducted a study to assess whether a change of control has occurred or whether there have been multiple changes of control since inception due to the significant complexity and cost associated with such a study. If the Company has experienced a change of control, as defined by Section 382, at any time since inception, utilization of the net operating loss carryforwards or research and development tax credit carryforwards would be subject to an annual limitation under Section 382, which is determined by first multiplying the value of the Company’s stock at the time of the ownership change by the applicable long-term tax-exempt rate, and then could be subject to additional adjustments, as required. Any limitation may result in expiration of a portion of the net operating loss carryforwards or research and development tax credit carryforwards before utilization. Further, until a study is completed by the Company and any limitation is known, no amounts are being presented as an uncertain tax position.
The Company has evaluated the positive and negative evidence bearing upon its ability to realize the deferred tax assets. Management has considered the Company’s history of cumulative net losses incurred since inception and its lack of commercialization of any products or generation of any revenue from product sales since inception and has concluded that it is more likely than not that the Company will not realize the benefits of the deferred tax assets. Accordingly, a full valuation allowance has been established against the net deferred tax assets as of December 31, 2021 and 2020. Management reevaluates the positive and negative evidence at each reporting period.
Changes in the valuation allowance for deferred tax assets during the years ended December 31, 2021 and 2020 related primarily to the increase in net operating loss carryforwards and research and development tax credit carryforwards and were as follows (in thousands):
	Year Ended December 31,
	2021	2020
Valuation allowance as of beginning of year	$141,672	$26,724
Increases recorded to income tax provision	14,564	7,777
Amounts from Merger with PTI	—	107,171
Valuation allowance as of end of year	$156,236	$141,672
As of December 31, 2021, the Company had not recorded any amounts for unrecognized tax benefits. The Company’s policy is to record interest and penalties related to income taxes as part of its income tax provision. As of December 31, 2021, the Company had no accrued interest or penalties related to uncertain tax positions and no amounts had been recognized in the Company’s consolidated statements of operations. The Company files income tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal and state jurisdictions, where applicable. There are currently no pending tax examinations. The Company is open to future tax examination under statute from 2017 to the present; however, carryforward attributes that were generated prior to December 31, 2017 may still be adjusted upon examination by federal, state or local tax authorities if they either have been or will be used in a future period.
As part of Congress’ response to the COVID-19 pandemic, the Families First Coronavirus Response Act, or FFCR Act, was enacted on March 18, 2020, and the Coronavirus Aid, Relief, and Economic Security Act, or CARES Act, was enacted on March 27, 2020. COVID-19 relief provisions were also included in the Consolidated Appropriations Act, 2021, or CAA, which was enacted on December 27, 2020. The FFCR Act, the CARES Act, and the CAA contain numerous tax provisions. In particular, the CARES Act retroactively and temporarily (for taxable years beginning before January 1, 2021) suspends application of the 80%-of-income limitation on the use of net operating losses, which was enacted as part of the TCJA. It also provides that net operating losses arising in any taxable year beginning after December 31, 2017, and before January 1, 2021, are generally eligible to be carried back up to five years. The CARES Act also temporarily (for taxable years beginning in 2019 or 2020) relaxes the limitation on the tax deductibility of net interest expense by increasing the limitation from 30% to 50% of adjusted taxable income.